Significant accounting policies	12 Months Ended
Dec. 31, 2020
Significant Accounting Policies
Significant accounting policies
2.1.	Basis of preparation

The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (herein ‘IFRS’).

The consolidated financial statements have been prepared on a historical cost basis. Certain prior year amounts have been reclassified for consistency with the current year presentation. ‘Right-of-use assets’ have been presented separately from ‘Property and equipment’ and ‘Income tax receivable’ has been presented separately from ‘Current other non-financial assets’ in the statements of financial position. These reclassifications had no effect on the reported results of operations.

These consolidated financial statements of the Group comprise the Company and its wholly-owned subsidiaries InflaRx GmbH, and InflaRx Pharmaceutical Inc. The consolidated financial statements are presented in Euro (€). Effective January 1, 2019, the functional currency of InflaRx N.V. has changed to the U.S. Dollar ($ or USD) from €, as most of the income and expenses of InflaRx N.V. occur in $. The presentation currency of the Group did not change and continues to be €, as the functional currency of the largest operating company, InflaRx GmbH, continues to be the €. The functional currency of InflaRx Pharmaceutical Inc is USD. All financial information presented in Euro has been rounded to the nearest Euro, unless stated otherwise.

2.2.	Summary of significant accounting policies

This section describes significant accounting policies adopted in the preparation of these consolidated financial statements. These policies have been consistently applied to all the years presented, unless otherwise stated.

2.2..1.	New and amended standards adopted by the Group

The below listed amendments and interpretations apply for the first time in 2020, but do not have a material impact on the consolidated financial statements of the Group:

•	Conceptual Framework Amendments, References to the Conceptual Framework in IFRS Standards (IFRS 2 Share-Based Payment, IFRS 3 Business Combinations, IAS 1 Presentation of Financial Statements, IAS 8 Accounting Policies, IAS 34 Interim Financial Reporting, IAS 37 Provisions, Contingent Liabilities and Contingent Assets, IFRIC 12 Service Concession Arrangements, IFRIC 19 Extinguishing Financial Liabilities with Equity Instruments IFRIC 22 Foreign Currency Transactions and Advance Consideration, SIC 32 Intangible Assets — Web Site Costs,), effective as of January 1, 2020
•	IFRS 3 Business Combinations, Definition of a business, effective January 1, 2020
•	IAS 39 Financial Instruments: Recognition and Measurement, IFRS 7 Financial Instruments Disclosures, IFRS 9 Financial Instruments, Interest Rate Benchmark Reform — Phase 1, effective January 1, 2020,
•	IAS 1 Presentation of Financial Statements, IAS 8 Accounting Policies, Definition of Material, as of January 1, 2020
2.2..2.	New standard not yet adopted

The following amendments will be adopted effective January 1, 2021 and are not expected to have a material impact on the consolidated financial statements of the Group:

•	Interest Rate Benchmark Reform — Phase 2, Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16
•	COVID-19-related Rent Concessions, Amendment to IFRS 16

The following standards issued will be adopted in a future period and the potential impact, if any, they will have on the Group’s consolidated financial statements is being assessed:

•	Amendments to IFRS 4 Insurance Contracts
•	IFRS 17 Insurance Contracts, including Amendments to IFRS 17
•	Amendments to IAS 1 Presentation of Financial Statements: Classification of Liabilities as Current or Non-current and Classification of Liabilities as Current or Non-current
•	Amendments to IFRS 3 Business Combinations; IAS 16 Property, Plant and Equipment; IAS 37 Provisions, Contingent Liabilities and Contingent Assets; Annual Improvements 2018-2020
•	Amendments to IAS 1 Presentation of Financial Statements and IFRS Practice Statement 2: Disclosure of Accounting policies
•	Amendments to IAS 8 Accounting policies, Changes in Accounting Estimates and Errors: Definition of Accounting Estimates
2.2..3.	Current and non-current classification

The Group presents assets and liabilities in the statement of financial position based on current/non-current classification.

Current assets include assets that are sold, consumed or realized as part of the normal operating cycle (operating cycle is assumed to be 12 months), or cash and cash equivalent unless restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period. All other assets are classified as non-current.

Current liabilities, such as trade payables, lease liabilities or employee benefits with a term of up to 12 months, and payables for operating costs or social security charges, are part of the working capital used in the Company’s normal operating cycle. Such operating items are classified as current liabilities even if they are due to be settled more than 12 months after the reporting period. All other liabilities are classified as non-current.

2.2..4.	Foreign currency transactions

Transactions in a foreign currency are initially translated into the respective functional currency using the spot rate prevailing on the dates of the transaction. Monetary items which are not denominated in the functional currency are subsequently translated using the rate applicable at the end of the period. The resulting currency gains and losses are recognized directly in profit or loss.

On consolidation, the assets and liabilities of operations in a currency other than Euro (the presentation currency of the Company’s) are translated into Euros at the rate of exchange prevailing at the reporting date and their statements of operations are translated with monthly average exchange rates during the reporting period. The exchange differences arising on translation for consolidation are recognized in other comprehensive income (OCI). On disposal of a foreign operation, the component of OCI relating to that particular foreign operation is reclassified to profit or loss. OCI is disclosed as ‘other components of equity’ in consolidated statements of financial position.

2.2..5.	Notes to the cash flow statement, cash, and cash equivalents

The consolidated statements of cash flows have been prepared using the indirect method for cash flows from operating activities. The cash disclosed in the consolidated statements of cash flows is comprised of cash and cash equivalents. Cash comprises cash on hand and demand deposits. Cash equivalents are short-term bank deposits that are readily convertible to a known amount of cash and are not subject to a significant risk of changes in value with an original maturity of three month or less. Interest paid and received is included in the cash from operating activities.

2.2..6.	Research and development expenses

Research and development expenses comprise third party services, wages and salaries, cost of materials, intellectual property related expenses, depreciation and amortization of relevant equipment and intangibles as well as overhead. Research and development expenses mainly consist of costs for clinical trials and manufacturing of the Company’s clinical drug product; additionally, costs are incurred for pre-clinical activities as well as basic research activities.

Development expenses must be capitalized if the criteria of IAS 38 are met. In the periods presented, no development expenses were capitalized because management does not believe all the recognition criteria of IAS 38 had been met. This assessment is due to the general uncertainties in drug development and the unpredictability of regulatory requirements. Therefore, research expenditure and development expenditures are expensed when incurred.

2.2..7.	Employee benefits
2.2..7.1.	Short-term employee benefits

Liabilities for wages and salaries and cash bonuses are measured at the amounts expected to be paid when the liabilities are settled. The liabilities are presented as employee benefits in the consolidated statements of financial position. A liability is recognized, if the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee, and the obligation can be estimated reliably.

2.2..7.2.	Share-based payment transactions

The grant-date fair value of equity-settled share-based payment arrangements granted to employees is generally recognized as an expense, with a corresponding increase in equity, over the vesting period of the awards. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service conditions are expected to be met, including an estimate of forfeitures, such that the amount ultimately recognized is based on the number of awards that meet the related service conditions at the vesting date. For share-based payment awards with immediate vesting, the grant-date fair value of the share-based payment is measured to reflect such conditions and there is no gain or loss recognized for differences between expected and actual outcomes.

2.2..8.	Lease arrangements

The Group leases various properties, laboratory and office equipment and cars. Rental contracts are typically made for fixed periods of one to three years but may have renewal options. The lease agreements do not impose any covenants, but leased assets may not be used as collateral for borrowing purposes. The Group applied IFRS 16 Leases for the first time starting January 1, 2019, previous periods were not adjusted retrospectively. See Note 4.4 for the effect of this change on amounts recognized in profit or loss. Before the adoption of IFRS 16, the Group classified each of its leases (as lessee) at the inception date as either a finance lease or an operating lease. A lease was classified as a finance lease if it transferred substantially all of the risks and rewards incidental to ownership of the leased asset to the Group; otherwise it was classified as an operating lease. Before January 1, 2019, the Group did not identify any finance leases. For an operating lease, the leased property was not capitalized, and the lease payments were recognized as rent expense in profit or loss on a straight-line basis over the lease term. Any prepaid rent and accrued rent were recognized under prepayments and trade and other payables, respectively.

Set forth below are the accounting policies of the Group applied under IFRS 16 after its first-time adoption effective January 1, 2019.

2.2..8.1.	Right-of-use assets

The Group recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any re-measurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Unless the Group is reasonably certain to obtain ownership of the leased asset at the end of the lease term, the recognized right-of-use assets are depreciated on a straight-line basis over the shorter of its estimated useful life and the lease term. On December 31, 2020, the remaining useful lives of the Company’s right-of-use assets range between four and 33 months. Right-of-use assets are subject to impairment.

2.2..8.2.	Lease liabilities

At the commencement date of the lease, the Group recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in-substance fixed payments) less any lease incentives receivable, variable lease payments which depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Group and payments of penalties for terminating a lease, if the lease term reflects the Group exercising the option to terminate. The variable lease payments that do not depend on an index or a rate are recognized as expense in the period on which the event or condition that triggers the payment occurs.

In calculating the present value of lease payments, the Group uses the incremental borrowing rate at the lease commencement date, since the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is re-measured if there is a modification, a change in the lease term, a change in the in-substance fixed lease payments or a change in the assessment to purchase the underlying asset.

2.2..8.3.	Short-term leases and leases of low-value assets

The Group applies the short-term lease recognition exemption to its short-term leases of machinery and equipment (i.e., those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). It also applies the lease of low-value assets recognition exemption to leases of office equipment that are considered of low value. Lease payments on short-term leases and leases of low-value assets are recognized as expense on a straight-line basis over the lease term.

2.2..8.4.	Determining the lease term of contracts

After the commencement date, the Group reassesses the lease term if there is a significant event or change in circumstances that is within its control and affects its ability to exercise the option to renew.

The Group further determines the lease term as the non-cancellable term of the lease, together with any periods covered by an option to extend the lease if it is reasonably certain to be exercised, or any periods covered by an option to terminate the lease, if it is reasonably certain not to be exercised.

The leases which currently also result in the capitalization of a right of use asset, do not include any renewal options. For future lease contracts with potential renewal options the Company applies judgement in evaluating whether it is reasonably certain to exercise the option to renew. In doing so, management would consider all relevant factors that create an economic incentive for it to exercise the renewal.

2.2..9.	Interest income

Interest income is derived from interest-bearing financial assets, including cash equivalents. Interest income on cash and cash equivalents, financial assets at amortized cost calculated using the effective interest rate method is recognized in the consolidated statements of operations and comprehensive loss as part of finance income.

2.2..10.	Intangible assets

Intangible assets mainly comprise purchased IT software. Intangible assets are initially measured at acquisition cost, including any directly attributable costs of preparing the asset for its intended use less accumulated amortization and accumulated impairment losses, if any. Amortization begins when an asset is available for use and amortization is calculated using the straight-line method to allocate cost over the estimated useful lives. Software is amortized over three years. The useful lives of intangible assets are reviewed at each reporting date. The effect of any adjustment to useful lives is recognized prospectively as a change of accounting estimate. The Group only owns intangible assets with a definite useful life.

2.2..11.	Property and equipment

Laboratory and office equipment are stated at historical cost less accumulated depreciation and accumulated impairment losses, if any. Historical cost includes expenditure that is directly attributable to the acquisition of the items.

All repairs and maintenance are recognized in profit or loss during the financial period in which they are incurred, because they do not constitute a separate asset.

Depreciation on laboratory and office equipment is calculated using the straight-line method to allocate their cost over their estimated useful lives, as follows:

•	Laboratory equipment: three to 13 years
•	Office equipment: one to five years

The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at the end of each reporting period.

Gains and losses on disposals are determined by comparing the proceeds with the carrying amount and are recognized within ‘other income’ or ‘other expenses’ in the consolidated statements of operations and comprehensive loss.

2.2..12.	Financial assets and liabilities (financial instruments)
2.2..12.1.	Definition

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity. The Group’s financial assets include predominantly quoted fixed-interest debt securities. The financial liabilities comprise trade and other payables (incl. accrued liabilities from the R&D projects).

2.2..12.2.	Criteria for the recognition and derecognition, initial measurement

In general purchases or sales of financial assets are recognized on the settlement date, i.e., the date that the Group renders or receives the counter performance (typically cash). The Group initially measures a financial asset at its fair value plus transaction costs.

The Group initially recognizes non-derivative financial liabilities on the date that they are originated at fair value net of directly attributable transaction costs. The Group derecognizes a financial liability when its contractual obligations are discharged, cancelled, or expire.

2.2..12.3.	Subsequent measurement method

Considering the Group’s business model for managing the financial assets, whose objective is to hold them in order to collect contractual cash flows, and their contractual cash flow characteristics, that are solely payments of principal and interest on the principal amount outstanding, the Group classifies the quoted debt securities with fixed interest rates as subsequently measured at amortized cost using the effective interest method (EIR). The financial assets are also subject to impairment.

The Group’s financial liabilities are classified as subsequently measured at amortized cost which is calculated by considering any discount or premium on acquisition and fees or costs that are an integral part of the EIR.

An analysis of the carrying amounts from the consolidated statements of financial position by measurement category is disclosed under ‘under ‘4.7 Financial assets and financial liabilities.’

2.2..12.4.	Criteria for realization of income and expenses

Interest income is accrued using the relevant effective interest rate. Interest expense on liabilities, if any, is also accrued based on the effective interest rate.

Gains and losses on the disposal of financial instruments are recognized in full when all significant risks and rewards have been transferred. In the case of a partial transfer of risks and rewards, a distinction would be made as to whether control remains with the company or is transferred.

Impairment losses on financial assets are recognized in profit or loss. The Group recognizes an allowance for expected credit losses (ECLs) for the financial assets held, see Note ‘3.4 Net Financial Result’.

ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate. ECLs are generally recognized in two stages. For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next 12-months (a 12-month ECL). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (a lifetime ECL). For the quoted debt securities with fixed interest rates, which have high credit ratings and no significant increases in credit risk since initial recognition, the Group determines the exposure to credit default using CDS pricing information (i.e. credit default swap values) published by credit agencies and recognizes a 12-month ECL.

2.2..13.	Fair Value Measurement

The Group does not measure any financial asset or liability at fair value. The carrying amount of all financial instruments approximates their fair value, with the exception of quoted debt securities which fair values are disclosed (see ‘4.7 Financial assets and financial liabilities’).

When measuring the fair value of an asset or a liability, the Group would use observable market data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows:

•	Level 1, quoted prices in active markets for identical assets or liabilities.
•	Level 2, inputs other than quoted prices included within Level 1 that are observable for the instrument, either directly (as prices) or indirectly (derived from prices).
•	Level 3, inputs for instruments that are not based on observable market data (unobservable inputs).

If the inputs used to measure the fair value of an asset or a liability fall into different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.

The Group would recognize transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.

2.2..14.	Income tax

Income taxes comprise current and deferred taxes. Current and deferred taxes are recognized in profit or loss except to the extent that they relate to items recognized directly in equity or in other comprehensive loss.

2.2..15.	Current income tax

Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. Expected tax payable or receivable on the taxable income or loss for the year, are calculated using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable in respect of previous years.

In the periods presented; the Group did not incur income tax expense. Taxes withheld by banks and remitted to tax authorities were reimbursed after filing of the annual tax declaration.

2.2..16.	Deferred income tax

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for temporary differences associated with assets and liabilities if the transaction which led to their initial recognition is a transaction that is not a business combination and that affects neither accounting nor tax profit or loss.

Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date.

Deferred tax assets arising from tax loss carryforwards are recognized only to the extent that the Group has sufficient taxable temporary differences or there is convincing evidence that sufficient future taxable profit will be available against which the unused tax losses can be utilized. As of December 31, 2020 and 2019, based on management’s judgment, it was not probable that taxable profit will be available against which the unused tax losses can be utilized; no deferred tax assets were therefore recognized in the consolidated statements of financial position.

2.3.	Significant accounting judgements, estimates and assumptions

The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected. In preparing these consolidated financial statements, the critical judgments made by management in applying the Group's accounting policies involve the following areas:

Accounting for share-based payments

When determining the grant date fair value of share-based payment awards, assumptions must be made regarding the key parameters of the grant (see Note ‘3.6.2 Measurement of fair values of share options granted’). In 2020, the Company kept its share price volatility assumption at 135% which has been used for the valuation of all share option grants since June 2019. Although the average volatility has decreased to approximately 130% since June 2019, management believes that an average volatility of 135% is still appropriate as future value inflection points will influence the share price of the Company and consequently will increase the volatility. Additionally, the Company must estimate the number of equity instruments which will vest in future periods as awards may be forfeited prior to vesting due to an awardee’s failure to satisfy a performance condition, including due to employment termination. An assumption of the forfeiture rate must be made based on historical information and adjusted to reflect future expectations. Revisions to the forfeiture rate could result in a cumulative effect of the change in estimate for current and prior periods to be recognized in the period of change (see Note 3.6.3 ‘Change in the accounting estimate of the share options expected to vest’).

Measurement of third-party R&D clinical trial accruals and related expense

In measuring R&D expenses for the reporting period, the Company estimates the amount of expense to recognize and liability to accrue as far as the invoices of third-party service providers are not yet received (e.g. for pass-through costs charged by the Company’s contract research organizations (‘CROs’) and exceed any prepayments made. The timing of the invoicing of project services by CROs follow contractual billing schedules and can occur several months prior to or following a reporting period. This estimation involves determining a percentage-of-completion whereby the degree to which services have been rendered for the individual project activities contracted from the CRO is assessed and estimated by in-house R&D project managers and reviewed by the controlling department. This percentage-of-completion is used to measure the amount of the unbilled project activities which have already been rendered by the reporting date and the associated R&D expense and liability to recognize as a result.

The percentage-of-completion estimates are based on the best information available at the time. However, additional information may become available in the future and management may adjust the estimate in such future periods. In this event, the Company may be required to record adjustments to research and development expenses in future periods when the actual level of activity becomes more certain. The Company considers resulting increases or decreases in expenses as changes in estimates and reflects such changes in research and development expenses in the period identified.

The Company has accrued €5,250,654 as of December 31, 2020 and €8,274,042 as of December 31, 2019 (see Note 4.10 Trade and other payables) in third-party clinical trial accruals. As of these dates, prepayments were recorded for those payments made against which no services had yet been rendered (2020: €1,923,365, 2019: €698,891, see Note 4.5 Other non-financial assets).